Cover	Sep. 13, 2024
Cover [Abstract]
Entity Registrant Name	Reliant Holdings, Inc.
Entity Central Index Key	0001682265
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 13, 2024
Entity File Number	00-56012
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-2200506
Entity Address Address Line 1	8605 Santa Monica Boulevard
Entity Address Address Line 2	PMB 36522
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90069
City Area Code	512
Local Phone Number	407-2623
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12g Title	Common Stock
Trading Symbol	RELT